CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Dec. 31, 2025	Dec. 01, 2025	Nov. 30, 2025	Dec. 31, 2024	Oct. 26, 2024	Oct. 25, 2024	Oct. 24, 2024	May 20, 2024	Sep. 15, 2023	Sep. 14, 2023	Sep. 13, 2023
CONDENSED PARENT COMPANY BALANCE SHEETS
Ordinary shares, par value (in dollars per share)		$ 1.35	$ 0.045			$ 0.045	$ 0.00075			$ 0.00075	$ 0.00005
Preferred shares, par value (in dollars per share)										0.00075
Preferred shares, authorized						333,738
Preferred shares, outstanding	0			0
Class A Ordinary Shares
CONDENSED PARENT COMPANY BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 1.35	$ 1.35		$ 1.35	$ 0.045	$ 0.00075			$ 0.00075	$ 0.00075
Ordinary shares, authorized	1,015,049,250	1,015,049,250		1,015,049,250	796,106,500	796,106,500			48,660,461,733	660,461,733
Ordinary shares, issued	21,279,792			182,972
Ordinary shares outstanding	21,279,792			182,972
Class B Ordinary Shares
CONDENSED PARENT COMPANY BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 1.35	$ 1.35		$ 1.35	$ 0.045	$ 0.00075			$ 0.00075	$ 0.00075
Ordinary shares, authorized	100,000,000	100,000,000		100,000,000	15,000,000	15,000,000			6,000,000	6,000,000
Ordinary shares, issued	2,170,001			36,667
Ordinary shares outstanding	2,170,001			36,667
Series D convertible preferred shares
CONDENSED PARENT COMPANY BALANCE SHEETS
Ordinary shares, par value (in dollars per share)		$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Ordinary shares, authorized		6,000			6,000	6,000			6,000	6,000
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Preferred shares, authorized	6,000	6,000		6,000		6,000
Preferred shares, issued	6,000			6,000
Preferred shares, outstanding	6,000			6,000
Series F convertible preferred shares
CONDENSED PARENT COMPANY BALANCE SHEETS
Ordinary shares, par value (in dollars per share)		$ 0.00005			$ 0.00005	$ 0.00005			$ 0.00005	$ 0.00005
Ordinary shares, authorized		50,005			50,005	50,005			50,005	50,005
Preferred shares, par value (in dollars per share)	$ 0.00005	$ 0.00005		$ 0.00005		$ 0.00005
Preferred shares, authorized	50,005	50,005		50,005		50,005
Preferred shares, issued	30,500			42,500
Preferred shares, outstanding	30,500			42,500
Series G convertible preferred shares
CONDENSED PARENT COMPANY BALANCE SHEETS
Ordinary shares, par value (in dollars per share)		$ 0.00075			$ 0.00075	$ 0.00075			$ 0.00075	$ 0.00075
Ordinary shares, authorized		50,000			50,000	50,000			50,000	50,000
Preferred shares, par value (in dollars per share)	$ 0.00075	$ 0.00075		$ 0.00075		$ 0.00075
Preferred shares, authorized	50,000	50,000		50,000		50,000
Preferred shares, issued	12,800			12,800				12,800
Preferred shares, outstanding	12,800			12,800
Series H convertible preferred shares
CONDENSED PARENT COMPANY BALANCE SHEETS
Ordinary shares, par value (in dollars per share)		$ 0.00075			$ 0.00075	$ 0.00075			$ 0.00075	$ 0.00075
Ordinary shares, authorized		50,000			50,000	50,000			50,000	50,000
Preferred shares, par value (in dollars per share)	$ 0.00075	$ 0.00075		$ 0.00075		$ 0.00075
Preferred shares, authorized	50,000	50,000		50,000		50,000
Preferred shares, issued	7,366			7,366
Preferred shares, outstanding	7,366			7,366
Series I convertible preferred shares
CONDENSED PARENT COMPANY BALANCE SHEETS
Ordinary shares, par value (in dollars per share)		$ 0.00075			$ 0.00075	$ 0.00075			$ 0.00075	$ 0.00075
Ordinary shares, authorized		50,000			50,000	50,000			50,000	50,000
Preferred shares, par value (in dollars per share)	$ 0.00075	$ 0.00075		$ 0.00075		$ 0.00075
Preferred shares, authorized	50,000	50,000		50,000		50,000
Preferred shares, issued	10,000			0
Preferred shares, outstanding	10,000			0
Parent | Legal entities | Class A Ordinary Shares
CONDENSED PARENT COMPANY BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 1.35			$ 1.35
Ordinary shares, authorized	1,015,049,250			1,015,049,250
Ordinary shares, issued	21,279,792			182,972
Ordinary shares outstanding	21,279,792			182,972
Parent | Legal entities | Class B Ordinary Shares
CONDENSED PARENT COMPANY BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 1.35			$ 1.35
Ordinary shares, authorized	100,000,000			100,000,000
Ordinary shares, issued	2,170,001			36,667
Ordinary shares outstanding	2,170,001			36,667
Parent | Legal entities | Series D convertible preferred shares
CONDENSED PARENT COMPANY BALANCE SHEETS
Preferred shares, par value (in dollars per share)	$ 0.0001			$ 0.0001
Preferred shares, authorized	6,000			6,000
Preferred shares, issued	6,000			6,000
Preferred shares, outstanding	6,000			6,000
Parent | Legal entities | Series F convertible preferred shares
CONDENSED PARENT COMPANY BALANCE SHEETS
Preferred shares, par value (in dollars per share)	$ 0.00005			$ 0.00005
Preferred shares, authorized	50,005			50,005
Preferred shares, issued	30,500			42,500
Preferred shares, outstanding	30,500			42,500
Parent | Legal entities | Series G convertible preferred shares
CONDENSED PARENT COMPANY BALANCE SHEETS
Preferred shares, par value (in dollars per share)	$ 0.00075			$ 0.00075
Preferred shares, authorized	50,000			50,000
Preferred shares, issued	12,800			12,800
Preferred shares, outstanding	12,800			12,800
Parent | Legal entities | Series H convertible preferred shares
CONDENSED PARENT COMPANY BALANCE SHEETS
Preferred shares, par value (in dollars per share)	$ 0.00075			$ 0.00075
Preferred shares, authorized	50,000			50,000
Preferred shares, issued	7,366			7,366
Preferred shares, outstanding	7,366			7,366
Parent | Legal entities | Series I convertible preferred shares
CONDENSED PARENT COMPANY BALANCE SHEETS
Preferred shares, par value (in dollars per share)	$ 0.00075			$ 0.00075
Preferred shares, authorized	50,000			50,000
Preferred shares, issued	10,000			0
Preferred shares, outstanding	10,000			0